Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 83.61%
Consumer discretionary: 0.28%
Household durables: 0.28%
Whirlpool Corporation	20,000	$ 2,829,200
Financials: 0.97%
Banks: 0.97%
Regions Financial Corporation	450,000	9,702,000
Health care: 21.96%
Biotechnology: 6.80%
AbbVie Incorporated	235,000	37,978,350
Amgen Incorporated	90,000	23,637,600
Horizon Therapeutics plc †	30,000	3,414,000
Vertex Pharmaceuticals Incorporated †	10,000	2,887,800
		67,917,750
Health care equipment & supplies: 3.69%
Abbott Laboratories	200,000	21,958,000
Becton Dickinson & Company	55,000	13,986,500
STERIS plc	5,000	923,450
		36,867,950
Health care providers & services: 0.57%
McKesson Corporation	15,000	5,626,800
Life sciences tools & services: 7.96%
Bio-Rad Laboratories Incorporated Class A †	15,000	6,307,350
Charles River Laboratories International Incorporated †	30,000	6,537,000
Danaher Corporation	85,000	22,560,700
IQVIA Holdings Incorporated †	60,000	12,293,400
Thermo Fisher Scientific Incorporated	50,000	27,534,500
West Pharmaceutical Services Incorporated	18,000	4,236,300
		79,469,250
Pharmaceuticals: 2.94%
Bristol-Myers Squibb Company	300,000	21,585,000
Catalent Incorporated †	50,000	2,250,500
Merck & Company Incorporated	50,000	5,547,500
		29,383,000
Industrials: 22.95%
Aerospace & defense: 5.61%
Curtiss-Wright Corporation	55,000	9,184,450
L3Harris Technologies Incorporated	225,000	46,847,249
		56,031,699
Commercial services & supplies: 0.12%
Clean Harbors Incorporated	10,000	1,141,200
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Electrical equipment: 2.68%
AMETEK Incorporated	145,000	$ 20,259,400
Generac Holdings Incorporated †	65,000	6,542,900
		26,802,300
Industrial conglomerates: 0.75%
Honeywell International Incorporated	35,000	7,500,500
Machinery: 9.37%
Crane Holdings Company	60,000	6,027,000
IDEX Corporation	80,000	18,266,400
John Bean Technologies Corporation	175,000	15,982,750
Oshkosh Corporation	20,000	1,763,800
Parker-Hannifin Corporation	75,000	21,825,000
The Timken Company	420,000	29,681,400
		93,546,350
Professional services: 4.42%
Leidos Holdings Incorporated	420,000	44,179,800
Information technology: 24.74%
Communications equipment: 1.29%
Motorola Solutions Incorporated	50,000	12,885,500
Electronic equipment, instruments & components: 6.40%
Amphenol Corporation Class A	540,000	41,115,600
Jabil Circuit Incorporated	100,000	6,820,000
Teledyne Technologies Incorporated †	40,000	15,996,400
		63,932,000
Semiconductors & semiconductor equipment: 12.32%
Advanced Micro Devices Incorporated †	380,000	24,612,600
Analog Devices Incorporated	30,000	4,920,900
Broadcom Incorporated	71,000	39,698,230
Marvell Technology Incorporated	225,000	8,334,000
Microchip Technology Incorporated	330,000	23,182,500
Micron Technology Incorporated	210,000	10,495,800
NVIDIA Corporation	27,000	3,945,780
Qualcomm Incorporated	50,000	5,497,000
Synaptics Incorporated †	25,000	2,379,000
		123,065,810
Software: 4.55%
Adobe Incorporated †	20,000	6,730,600
ANSYS Incorporated †	30,000	7,247,700
Autodesk Incorporated †	30,000	5,606,100
Microsoft Corporation	61,000	14,629,020
Synopsys Incorporated †	35,000	11,175,150
		45,388,570
Technology hardware, storage & peripherals: 0.18%
NetApp Incorporated	30,000	1,801,800
Materials: 12.51%
Chemicals: 7.52%
Celanese Corporation Series A	72,000	7,361,280
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
Eastman Chemical Company	160,000	$ 13,030,400
Huntsman Corporation	615,000	16,900,200
Olin Corporation	210,000	11,117,400
PPG Industries Incorporated	32,000	4,023,680
The Sherwin-Williams Company	47,500	11,273,175
Tronox Holdings plc Class A	47,300	648,483
Westlake Chemical Corporation	105,000	10,766,700
		75,121,318
Containers & packaging: 4.99%
AptarGroup Incorporated	76,500	8,413,470
Berry Global Group Incorporated	570,000	34,445,100
Sealed Air Corporation	140,000	6,983,200
		49,841,770
Real estate: 0.20%
Equity REITs: 0.20%
Iron Mountain Incorporated	40,000	1,994,000
Total Common stocks (Cost $655,872,913)		835,028,567

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.57%
Consumer staples: 1.19%
Food products: 0.71%
Post Holdings Incorporated 144A	4.50%	9-15-2031	$ 8,435,000	7,090,972
Household durables: 0.48%
Spectrum Brands Incorporated 144A«	3.88	3-15-2031	6,200,000	4,822,111
Health care: 2.83%
Health care equipment & supplies: 0.47%
Hologic Incorporated 144A	3.25	2-15-2029	5,440,000	4,671,309
Health care providers & services: 1.82%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	1,000,000	855,740
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,000,000	922,070
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	1,000,000	796,225
Davita Incorporated 144A	4.63	6-1-2030	13,550,000	10,899,982
Encompass Health Corporation	4.63	4-1-2031	5,500,000	4,727,343
				18,201,360
Life sciences tools & services: 0.17%
Charles River Laboratories Incorporated 144A«	4.00	3-15-2031	2,000,000	1,730,000
Pharmaceuticals: 0.37%
Bausch Health Companies Incorporated 144A	11.00	9-30-2028	3,000,000	2,339,534
Organon Finance 1 LLC 144A	5.13	4-30-2031	1,500,000	1,298,820
				3,638,354
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 2.21%
Aerospace & defense: 1.08%
TransDigm Group Incorporated	4.63%	1-15-2029	$ 9,000,000	$ 7,913,430
TransDigm Group Incorporated	6.38	6-15-2026	3,000,000	2,918,864
				10,832,294
Commercial services & supplies: 0.28%
ACCO Brands Corporation 144A	4.25	3-15-2029	2,000,000	1,650,000
Stericycle Incorporated 144A	3.88	1-15-2029	1,310,000	1,142,975
				2,792,975
Construction & engineering: 0.85%
Dycom Industries Incorporated 144A	4.50	4-15-2029	9,720,000	8,460,233
Information technology: 1.82%
Electronic equipment, instruments & components: 0.76%
TTM Technologies Incorporated 144A	4.00	3-1-2029	8,890,000	7,623,575
IT services: 0.38%
Gartner Incorporated 144A	3.63	6-15-2029	4,350,000	3,822,432
Semiconductors & semiconductor equipment: 0.68%
Synaptics Incorporated 144A	4.00	6-15-2029	8,000,000	6,740,390
Materials: 3.55%
Chemicals: 2.00%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	7,780,500
Tronox Incorporated 144A	4.63	3-15-2029	5,310,000	4,413,938
Valvoline Incorporated 144A	3.63	6-15-2031	9,495,000	7,790,932
				19,985,370
Containers & packaging: 1.55%
Ball Corporation	2.88	8-15-2030	12,000,000	9,577,440
Berry Global Incorporated 144A«	4.50	2-15-2026	1,189,000	1,135,842
Sealed Air Corporation 144A	5.00	4-15-2029	5,000,000	4,700,000
				15,413,282
Real estate: 1.85%
Equity REITs: 1.85%
Iron Mountain Incorporated 144A	4.50	2-15-2031	12,350,000	10,150,959
SBA Communications Corporation	3.13	2-1-2029	10,000,000	8,314,900
				18,465,859
Utilities: 1.12%
Electric utilities: 0.09%
NRG Energy Incorporated 144A	5.25	6-15-2029	1,000,000	882,740
Independent power & renewable electricity producers: 1.03%
Vistra Operations Company LLC 144A	4.38	5-1-2029	12,000,000	10,339,403
Total Corporate bonds and notes (Cost $175,330,562)				145,512,659
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 1.18%
Industrials: 0.49%
Electrical equipment: 0.25%
Sensata Technologies BV 144A	4.00%	4-15-2029	$ 2,880,000	$ 2,484,000
Machinery: 0.24%
BC Limited 144A	9.00	1-30-2028	2,471,000	2,406,136
Information technology: 0.40%
Technology hardware, storage & peripherals: 0.40%
Seagate HDD «	3.13	7-15-2029	1,500,000	1,149,617
Seagate HDD	4.09	6-1-2029	3,488,000	2,891,701
				4,041,318
Materials: 0.29%
Chemicals: 0.29%
Methanex Corporation	5.25	12-15-2029	3,293,000	2,921,729
Total Yankee corporate bonds and notes (Cost $13,586,218)				11,853,183

		Yield	Shares
Short-term investments: 0.80%
Investment companies: 0.80%
Allspring Government Money Market Fund Select Class ♠∞		4.09	4,531,535	4,531,535
Securities Lending Cash Investments LLC ♠∩∞		4.36	3,434,784	3,434,784
Total Short-term investments (Cost $7,966,319)				7,966,319
Total investments in securities (Cost $852,756,012)	100.16%			1,000,360,728
Other assets and liabilities, net	(0.16)			(1,643,705)
Total net assets	100.00%			$ 998,717,023

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  5

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$45,655,057	$24,243,128	$(65,366,650)	$ 0	$0	$4,531,535	4,531,535	$150,464
Securities Lending Cash Investments LLC	853,650	5,661,850	(3,080,575)	(141)	0	3,434,784	3,434,784	11,171#
				$(141)	$0	$7,966,319		$161,635

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Diversified Capital Builder Fund  |  7

Notes to portfolio of investments—December 31, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$2,829,200	$0	$0	$2,829,200
Financials	9,702,000	0	0	9,702,000
Health care	219,264,750	0	0	219,264,750
Industrials	229,201,849	0	0	229,201,849
Information technology	247,073,680	0	0	247,073,680
Materials	124,963,088	0	0	124,963,088
Real estate	1,994,000	0	0	1,994,000
Corporate bonds and notes	0	145,512,659	0	145,512,659
Yankee corporate bonds and notes	0	11,853,183	0	11,853,183
Short-term investments
Investment companies	7,966,319	0	0	7,966,319
Total assets	$842,994,886	$157,365,842	$0	$1,000,360,728
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Diversified Capital Builder Fund